Note 11 - Asset Retirement Obligation - Changes in the Company's ARO (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Note 11 - Asset Retirement Obligation - Changes in the Company's ARO (Details)
Balance at January 1,	$ 4,374	$ 5,832	$ 5,832	$ 21,548
Accretion expense	187	211	422	1,271
Balance at March 31,	$ 4,561	$ 6,043	$ 4,374	$ 5,832